Organization and Principal Actitivies (Details)						6 Months Ended
	Oct. 05, 2023 shares	May 19, 2022 shares	Feb. 22, 2021 shares	Oct. 20, 2017 $ / shares shares	Jul. 04, 2017 $ / shares shares	Sep. 30, 2025 ¥ / shares	Sep. 30, 2024 shares	May 08, 2017	Jun. 09, 2005
Organization and Principal Actitivies [Line Items]
Entity Incorporation, Date of Incorporation						Jul. 04, 2017
Shares issuance	20	20	20				1,688,265
Percentage of hold shares					100.00%	100.00%
Ziqun Zhou, Di Zhou and Feng Zhou Management Limited [Member]
Organization and Principal Actitivies [Line Items]
Shares issuance					10,300,000
Common stock, per value | $ / shares					$ 0.001
Individual Shareholders [Member]
Organization and Principal Actitivies [Line Items]
Shares issuance				9,700,000
Common stock, per value | $ / shares				$ 0.001
Effect of reverse stock split	4,850	4,850	4,850
Taizhou Suxuantang [Member]
Organization and Principal Actitivies [Line Items]
Exercise price | ¥ / shares						¥ 10
China SXT Pharmaceuticals, Inc [Member]
Organization and Principal Actitivies [Line Items]
Shares issuance				10,300,000
Effect of reverse stock split	5,150	5,150	5,150
Jianping Zhou [Member]
Organization and Principal Actitivies [Line Items]
Ownership percentage									83.00%
Xiufang Yuan [Member]
Organization and Principal Actitivies [Line Items]
Ownership percentage									11.50%
Jianbin Zhou [Member]
Organization and Principal Actitivies [Line Items]
Ownership percentage									5.50%
Feng Zhou [Member]
Organization and Principal Actitivies [Line Items]
Ownership percentage								83.00%
Ziqun Zhou [Member]
Organization and Principal Actitivies [Line Items]
Ownership percentage								11.50%
Di Zhou [Member]
Organization and Principal Actitivies [Line Items]
Ownership percentage								5.50%
BVI [Member]
Organization and Principal Actitivies [Line Items]
Percentage of ownership					100.00%